Material accounting policies	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Material accounting policies
Note 2. Material accounting policies
The material accounting policies adopted in the preparation of the consolidated financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.
New or amended Accounting Standards and Interpretations adopted
The Consolidated Entity has adopted all of the new, revised or amending Accounting Standards and Interpretations issued by the International Accounting Standards Board (‘IASB’) that are mandatory for the current reporting period.
The adoption of these standards has not had any material impact on the disclosures or amounts reported in these consolidated financial statements.
New Accounting Standards and Interpretations not yet mandatory or early adopted
In April 2024, IFRS 18, “Presentation and Disclosure in Financial Statements” was issued to achieve comparability of the financial performance of similar entities. The standard, which replaces IAS 1 “Presentation of Financial Statements”, impacts the presentation of primary financial statements and notes, including the statement of earnings where companies will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals for each new category. The standard will also require management-defined performance measure to be explained and included in a separate note within the consolidated financial statements. The standard is effective for annual reporting periods beginning on or after January 1, 2027, including interim financial statements, and require retroactive application. The Consolidated Entity is currently assessing the impact of the new standard.
The Consolidated Entity is currently analyzing the potential impact of the amendments to IFRS 9 “Financial Instruments”, IFRS 7 “Financial Instruments: Disclosures”, and small changes to various standards or interpretations as part of the annual improvements to IFRS project. The amendments are effective for reporting periods beginning on or after 1 January 2026.
There were no other new accounting standards and interpretations not yet adopted by the Consolidated Entity for the 30 June 2024 reporting period that are expected to materially impact the Consolidated Entity.
Going concern
The Consolidated Entity incurred a loss after income tax of A$26.8 million was in a net current liability position of A$19.7 million and had net cash outflows from operating activities of A$9.6 million as at and for the year ended 30 June 2024.
As at 30 June 2024 the Consolidated Entity had cash and cash equivalents of A$1.7 million
.
The consolidated financial statements have been prepared on a going concern basis, which contemplates continuity of normal activities and realization of assets and settlement of liabilities in the normal course of business. As is often the case with drug development companies, the Company has not generated significant revenues nor does the Company anticipate generating significant revenues in the near future. The ability of the Consolidated Entity to continue its development activities as a going concern is dependent upon it deriving sufficient cash from investors, from licensing and partnering activities, and from other sources of revenue such as grant funding.

The directors have considered the cash flow forecasts and the funding requirements of the business and continue to explore grant funding, licensing opportunities and equity investment opportunities in the Company.
The
at-the-market’
equity program (“ATM”) allows the Company to raise capital dynamically in the market, with no discount, no warrant coverage, and modest banking fees, allowing it to fund operations with minimal dilution to existing shareholders. An ATM with Oppenheimer & Co. Inc. (Oppenheimer) as sales agent was established in May 2022. Under the ATM, Kazia may offer and sell via Oppenheimer the remaining capacity of
US$22.6 million

of its ordinary shares, in the form of American Depository Shares (ADSs), with each ADS representing 100 ordinary shares. Kazia entered into an Equity Distribution Agreement, dated as of 22 April 2022 (the
“
Sales Agreement
”),
with Oppenheimer, acting as sales agent for an initial capacity of US$35 million. On 4 September 2024, the Equity Distribution Agreement was amended to increase the aggregate offering price to US$50 million. During the year ended 30 June 2024 US$1,656,016 was drawn down from the ATM facility compared to US$4,203,221 for the year ended 30 June 2023.
From July through September 2024, the Consolidated Entity raised total proceeds of US$3,609,757 using the ATM facility and continues to seek additional funding sources both in Australia and overseas. For the same period
,
the Consolidated Entity also raised total proceeds of A$816,373 through its equity line of credit facility.
Accordingly
,
the directors have prepared the
 consolidated

financial statements on a going concern basis. There is substantial doubt on whether the Consolidated Entity will continue as a going concern and therefore whether it will realize its assets and extinguish its liabilities in the normal course of business and at the amounts stated in these consolidated
financial statements.
Basis of preparation
These general purpose consolidated financial statements have been prepared in accordance with Australian Accounting Standards and Interpretations issued by the Australian Accounting Standards Board (‘AASB’) and the Corporations Act, as appropriate for for-profit
oriented entities. These consolidated financial statements also comply with International Financial Reporting Standards as issued by the International Accounting Standards Board (‘IASB’).
Critical accounting estimates
The preparation of the consolidated financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Consolidated Entity’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in note 3.
Parent entity information
In accordance with the Corporations Act, these consolidated financial statements present the results of the Consolidated Entity only. Supplementary information about the parent entity is disclosed in note 29.
Principles of consolidation
The consolidated financial statements incorporate the assets and liabilities of all subsidiaries of Kazia Therapeutics Limited. Kazia Therapeutics Limited and its subsidiaries together are referred to in these consolidated financial statements as the ‘Consolidated Entity’.
Subsidiaries are all those entities over which the Consolidated Entity has control. The Consolidated Entity controls an entity when the Consolidated Entity is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Consolidated Entity. They are de-consolidated
from the date that control ceases.
Intercompany transactions, balances and unrealized gains on transactions between entities in the Consolidated Entity are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of the impairment of the asset transferred. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Consolidated Entity.
The acquisition of subsidiaries is accounted for using the acquisition method of accounting. A change in ownership interest, without the loss of control, is accounted for as an equity transaction, where the difference is between the consideration transferred and the book value.
Where the Consolidated Entity loses control over a subsidiary, it derecognize the assets including goodwill, liabilities and non-controlling
interest in the subsidiary together with any cumulative translation differences recognized in equity. The Consolidated Entity recognizes the fair value of the consideration received and the fair value of any investment retained together with any gain or loss in profit or loss.

Operating segments

Operating segments are presented using the ‘management approach’ where the information presented is on the same basis as the internal reports provided to the Chief Operating Decision Makers (‘CODM’). The CODM is responsible for the allocation of resources to operating segments and assessing their performance. The CODM is considered to be the Board of Directors.
Foreign currency translation
The consolidated financial statements are presented in Australian dollars.
Foreign currency transactions
Foreign currency transactions are translated into Australian dollars using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at reporting date exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in profit or loss.
Foreign operations
The assets and liabilities of foreign operations are translated into Australian dollars using the exchange rates at the reporting date. The revenues and expenses of foreign operations are translated into Australian dollars using the average exchange rates, which approximate the rate at the date of the transaction, for the period. All resulting foreign exchange differences are recognized in other comprehensive income through the foreign currency reserve in equity.
The foreign currency reserve is recognized in profit or loss when the foreign operation is disposed of.
Exchange differences arising on a monetary item that forms part of a reporting entity’s net investment in a foreign operation shall be recognized initially in other comprehensive income and reclassified from equity to profit or loss on disposal of the net investment.
Financial Instruments
Subsequent measurement of financial assets
For the purpose of subsequent measurement, financial assets are classified into the following categories upon initial recognition:

•	financial assets at amortized cost

•	financial assets at fair value through profit or loss (FVPL)
Classifications are determined by both:

•	the entity’s business model for managing the financial asset

•	the contractual cash flow characteristics of the financial assets
All income and expenses relating to financial assets that are recognized in profit or loss are presented within finance costs, finance income or other financial items, except for impairment of trade receivables which is presented within other expenses.
Financial assets at amortised cost
Financial assets are measured at amortised cost if the assets meet the following conditions (and are not designated as FVPL):

•	they are held within a business model whose objective is to hold the financial assets and collect its contractual cash flows; and

•	the contractual terms of the financial assets give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding.
After initial recognition, these are measured at amortised cost using the effective interest method. Discounting is omitted where the effect of discounting is immaterial. The Consolidated Entity’s cash and cash equivalents, trade and most other receivables fall into this category of financial instruments.
Classification and measurement of financial liabilities
The Consolidated Entity’s financial liabilities comprise trade and other payables. Financial liabilities, borrowings and contingent consideration for business combination and licensing agreement acquisitions are initially measured at fair value, and, where applicable, adjusted for transaction costs unless the Consolidated Entity designated a financial liability at fair value through profit or loss. Subsequently, financial liabilities are measured at amortised cost using the effective interest method, except for contingent consideration in a business combination and liability classified warrants, which are measured at fair value.

All interest-related charges and, if applicable, changes in an instrument’s fair value that are reported in profit or loss are included within finance costs or finance income.
Revenue from contracts with customers
Revenue is measured at the fair value of the consideration received or receivable. Revenue is recognized using a five step approach in accordance with IFRS 15, “Revenue from Contracts with Customers” to depict the transfer of promised services to customers in an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services. Distinct promises within the contract are identified as performance obligations. The transaction price of the contract is measured based on the amount of consideration the Consolidated Entity expects to be entitled to from the customer in exchange for services. Factors such as requirements around variable consideration, significant financing components, noncash consideration, or amounts payable to customers also determine the transaction price. The transaction price is then allocated to separate performance obligations in the contract based on relative standalone selling prices. Revenue is recognized when, or as, performance obligations are satisfied, which is when control of the promised service is transferred to the customer. Amounts received prior to satisfying the revenue recognition criteria are recorded as deferred revenue. Amounts expected to be recognized as revenue within the 12 months following the balance sheet date are classified within current liabilities. Amounts not expected to be recognized as revenue within the 12 months following the balance sheet date are classified within non-current
liabilities.
The Consolidated Entity recognizes contract liabilities for consideration received in respect of unsatisfied performance obligations and reports these amounts as other liabilities in its consolidated statement of financial position. Similarly, if the Consolidated Entity satisfies a performance obligation before it receives the consideration, the Consolidated Entity recognizes either a contract asset or a receivable in its statement of financial position, depending on whether something other than the passage of time is required before the consideration is due.
Licensing revenues, including milestone revenue
Revenue from licensees of the Consolidated Entity’s intellectual property reflects the transfer of a right to use the intellectual property as it exists at the point in time in which the license is transferred to the customer.
Licensing agreements are examined to determine whether they contain additional performance obligations, over and above the right to use the intellectual property. To the extent that additional performance obligations exist, the transaction price the Consolidated Entity expects to receive for the contract is allocated to the separate performance obligations.
The receipt of milestone payments is often contingent on meeting certain clinical, regulatory or commercial targets, and is therefore considered variable consideration. The transaction price of the contingent milestone is estimated using the most likely amount method. Within the transaction price, the price associated with a contingent milestone is included only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. Milestone payments that are not within the control of the Group, such as regulatory approvals, are not considered highly probable of being achieved until those approvals are achieved.
Finance income
Interest revenue is recognized as interest accrues using the effective interest method. This is a method of calculating the amortised cost of a financial asset and allocating the interest income over the relevant period using the effective interest rate, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to the net carrying amount of the financial asset.
Grant income
Grants from governments are recognized at their fair value when there is a reasonable assurance that the grant will be received and the Company will comply with all attached conditions. Government grants relating to operating costs are recognized in the Statements of Comprehensive Income as other income. A New South Wales Export Development Grant was received in the year ended 30 June 2022.
Other income
Other income is recognized when it is received or when the right to receive payment is established.
Income tax
Income tax expense or benefit for the period is the tax payable on that period’s taxable income based on the applicable income tax rate for each jurisdiction, adjusted by changes in deferred tax assets and liabilities attributable to temporary differences, unused tax losses and the adjustment recognized for prior periods, where applicable.

Deferred tax assets and liabilities are recognized for temporary differences at the tax rates expected to apply when the assets are recovered or liabilities are settled, based on those tax rates that are enacted or substantively enacted, except for:

•
When the deferred income tax asset or liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and that, at the time of the transaction, affects neither the accounting nor taxable profits; or

•
When the taxable temporary difference is associated with interests in subsidiaries, associates or joint ventures, and the timing of the reversal can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets are recognized for deductible temporary differences and unused tax losses only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.
The carrying amount of recognized and unrecognized deferred tax assets are reviewed each reporting date. Deferred tax assets recognized are reduced to the extent that it is no longer probable that future taxable profits will be available for the carrying amount to be recovered. Previously unrecognized deferred tax assets are recognized to the extent that it is probable that there are future taxable profits available to recover the asset.
Deferred tax assets and liabilities are offset only where there is a legally enforceable right to offset current tax assets against current tax liabilities and deferred tax assets against deferred tax liabilities; and they relate to the same taxable authority on either the same taxable entity or different taxable entities which intend to settle simultaneously.
Kazia Therapeutics Limited and its wholly-owned Australian controlled entities have formed an income tax consolidated group under the tax consolidation regime. Kazia Therapeutics Limited as the parent entity discloses all of the deferred tax assets of the tax consolidated group in relation to tax losses carried forward (after elimination of inter-group transactions). The tax consolidated group has applied the ‘separate taxpayer in the group’ allocation approach in determining the appropriate amount of taxes to allocate to members of the tax consolidated group.
As the tax consolidation group continues to generate tax losses there has been no reason for the Company to enter a tax funding agreement with members of the tax consolidation group.
Uncertain tax positions
IFRIC 23 clarified the application of the recognition and measurement criteria of IAS 12, “Income Taxes,” where there is uncertainty over income tax treatments and requires an assessment of each uncertain tax position as to whether it is probable that a taxation authority will accept the position. Where it is not probable, the effect of the uncertainty is reflected in determining the relevant taxable profit or loss, tax bases, unused tax losses and unused tax credits or tax rates. The amount is determined as either the single most likely amount or the sum of the probability weighted amounts in a range of possible outcomes, whichever better predicts the resolution of the uncertainty. Management believes that historical tax losses are not expected to be available for offset against the deferred tax liability at 30 June 2024 and 2023.
Current and
non-current
classification
Assets and liabilities are presented in the statement of financial position based on current and non-current
classification.
An asset is current when: it is expected to be realized or intended to be sold or consumed in normal operating cycle; it is held primarily for the purpose of trading; it is expected to be realized within 12 months after the reporting period; or the asset is cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period. All other assets are classified as non-current.
A liability is current when: it is expected to be settled in normal operating cycle; it is held primarily for the purpose of trading; it is due to be settled within 12 months after the reporting period; or there is no unconditional right to defer the settlement of the liability for at least 12 months after the reporting period. All other liabilities are classified as non-current.
Deferred tax assets and liabilities are always classified as non-current.
Cash and cash equivalents
Cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
Research and development
Expenditure during the research phase of a project is recognized as an expense when incurred. Development costs are capitalized only when technical feasibility studies identify that the project will deliver future economic benefits and these benefits can be measured reliably.

Intangible assets
Separately acquired intangible assets are shown at historical cost. The cost of intangible assets acquired as part of a business combination is their fair value at the acquisition date. They have a finite useful life and are subsequently carried at cost less accumulated amortization and impairment losses. The method and useful lives of finite life intangible assets are reviewed annually. Changes in the expected pattern of consumption or useful life are accounted for prospectively by changing the amortization method or period. Amortization expense is included in research and development expenditure.
Licensing agreement for paxalisib
The paxalisib licensing agreement asset was acquired as part of a business combination and is being amortised on a straight-line basis over the period of its expected benefit, being the remaining life of the patent which was 15 years from the date of acquisition.
Licensing agreement for EVT801
The EVT801 licensing agreement asset was acquired via an asset acquisition and is being amortised on a straight-line basis over the period of its expected benefit, being the remaining life of the patent which was 12.5 years from the date of acquisition.
Impairment of
non-financial
assets
Non-financial
assets with finite useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount.
Recoverable amount is the higher of an asset’s fair value less costs of disposal and value-in-use.
The
value-in-use
is the present value of the estimated future cash flows relating to the asset using a pre-tax
discount rate specific to the asset or cash-generating unit to which the asset belongs. Assets that do not have independent cash flows are grouped together to form a cash-generating unit.
Provisions
Provisions are recognized when the Consolidated Entity has a present (legal or constructive) obligation as a result of a past event, it is probable the Consolidated Entity will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation. If the time value of money is material, provisions are discounted using a current pre-tax
rate specific to the liability. The increase in the provision resulting from the passage of time is recognized as a finance cost.
Employee benefits
Short-term employee benefits
Liabilities for wages and salaries, including
non-monetary
benefits, annual leave and long service leave expected to be settled within 12 months of the reporting date are measured at the amounts expected to be paid when the liabilities are settled.
Other long-term employee benefits
The liability for annual leave and long service leave not expected to be settled within 12 months of the reporting date is measured as the present value of expected future payments to be made in respect of services provided by employees up to the reporting date using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the reporting date on high quality corporate bonds with terms to maturity and currency that match, as closely as possible, the estimated future cash outflows.
Share-based payments
Equity-settled share-based compensation benefits are provided to employees under the terms of the Employee Share Option Plan (‘ESOP’) and consultants as compensation for services performed.
Equity-settled transactions are awards of shares, or options over shares that are provided to employees in exchange for the rendering of services.
The value of the instruments is measured by reference to the fair value of the underlying instruments on grant date, as required by IFRS2, “Share-Based Payments.” Fair value is estimated using an appropriate option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option, together with non-vesting
conditions that do not determine whether the Consolidated Entity receives the services that entitle the employees to receive payment. No account is taken of any other vesting conditions.

The cost of equity-settled transactions are recognized as an expense with a corresponding increase in equity over the vesting period. The cumulative charge to profit or loss is calculated based on the grant date fair value of the award, the best estimate of the number of awards that are likely to vest and the expired portion of the vesting period. The amount recognized in profit or loss for the period is the cumulative amount calculated at each reporting date less amounts already recognized in previous periods.
The cumulative charge to profit or loss until settlement of the options is calculated as follows:

•	during the options vesting period, the liability at each reporting date is the fair value of the award at that date multiplied by the expired portion of the vesting period.

•	from the end of the option vesting period until settlement of the award, the liability is the full fair value of the option at the reporting date.
Market conditions are taken into consideration in determining fair value. Therefore, any awards subject to market conditions are considered to vest irrespective of whether or not that market condition has been met, provided all other conditions are satisfied.
If equity-settled awards are modified, as a minimum an expense is recognized as if the modification has not been made. An additional expense is recognized, over the remaining vesting period, for any modification that increases the total fair value of the share-based compensation benefit as at the date of modification.
If the
non-vesting
condition is within the control of the Consolidated Entity or employee, the failure to satisfy the condition is treated as a cancellation. If the condition is not within the control of the Consolidated Entity or employee and is not satisfied during the vesting period, any remaining expense for the award is recognized over the remaining vesting period, unless the award is forfeited.
If equity-settled awards are cancelled, it is treated as if it has vested on the date of cancellation, and any remaining expense is recognized immediately. If a new replacement award is substituted for the cancelled award, the cancelled and new award is treated as if they were a modification.
Finance costs
Finance costs attributable to qualifying assets are capitalized as part of the asset. All other finance costs are expensed in the period in which they are incurred, including interest on short-term and long-term borrowings.
Fair value measurement
When an asset or liability, financial or
non-financial,
is measured at fair value for recognition or disclosure purposes, the fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; and assumes that the transaction will take place either: in the principal market; or in the absence of a principal market, in the most advantageous market.
Fair value is measured using the assumptions that market participants would use when pricing the asset or liability, assuming they act in their economic best interest. For non-financial
assets, the fair value measurement is based on its highest and best use. Valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, are used, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
Assets and liabilities measured at fair value are classified, into three levels, using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. Classifications are reviewed each reporting date and transfers between levels are determined based on a reassessment of the lowest level input that is significant to the fair value measurement.
For recurring and
non-recurring
fair value measurements, external valuers may be used when internal expertise is either not available or when the valuation is deemed to be significant. External valuers are selected based on market knowledge and reputation. Where there is a significant change in fair value of an asset or liability from one period to another, an analysis is undertaken, which includes a verification of the major inputs applied in the latest valuation and a comparison, where applicable, with external sources of data.
Issued capital
Ordinary shares are classified as equity.
Incremental costs directly attributable to the issue of new shares or options, including share-based payments relating to the issue of shares, are shown in equity as a deduction, from the proceeds.

Earnings per share
Basic earnings per share
Basic earnings per share is calculated by dividing the profit attributable to the owners of Kazia Therapeutics Limited, excluding any costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the financial year.
Diluted earnings per share
Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares and the weighted average number of shares assumed to have been issued for no consideration in relation to dilutive potential ordinary shares.
Goods and Services Tax (‘GST’) and other similar taxes
Revenues, expenses and assets are recognized net of the amount of associated GST, unless the GST incurred is not recoverable from the tax authority. In this case it is recognized as part of the cost of the acquisition of the asset or as part of the expense.
Receivables and payables are stated inclusive of the amount of GST receivable or payable. The net amount of GST recoverable from, or payable to, the tax authority is included in other receivables or other payables in the statement of financial position.
Cash flows are presented on a gross basis. The GST components of cash flows arising from investing or financing activities which are recoverable from, or payable to the tax authority, are presented as operating cash flows.
Commitments and contingencies are disclosed net of the amount of GST recoverable from, or payable to, the tax authority.